Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination [Abstract]
Business Combination
3.  Business Combination

(a)	AMCI Acquisition Corp.

As detailed in Note 1 on February 4, 2021, the Company and AMCI consummated the Business Combination pursuant to the terms of the merger agreement, with Advent Legacy surviving the merger as a wholly owned subsidiary of AMCI. Immediately prior to the closing of the Business Combination, all shares of outstanding preferred stock Series A and preferred stock Series Seed of Legacy Advent were automatically converted into shares of the Legacy Advent’s common stock. Upon the consummation of the Business Combination, each share of Legacy Advent common stock issued and outstanding was canceled and converted into the right to receive the amount of shares as determined based on the merger consideration of $250 million minus the estimated consolidated indebtedness of Legacy Advent and its subsidiaries as of the consummation of the Business Combination, net of their estimated consolidated cash and cash equivalents (“Closing Net Indebtedness”) divided by $10.00. The Closing Net Indebtedness was based solely on estimates determined shortly prior to the closing and was not subject to any post-closing true-up or adjustment.

Upon the closing of the Business Combination, AMCI’s certificate of incorporation was amended and restated to, among other things, authorize the issuance of 111,000,000 shares, of which 110,000,000 shares are shares of common stock, par value $0.0001 per share and 1,000,000 shares are shares of undesignated preferred stock, par value $0.0001 per share.

In connection with the execution of the Business Combination Agreement, AMCI entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and AMCI agreed to sell to the Subscribers, an aggregate of 6,500,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $65.0 million, in a private placement pursuant to the subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, AMCI was treated as the “acquired” company for financial reporting purposes. See Note 1 “Basis of Presentation” in the accompanying consolidated financial statements for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Advent issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI are stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the year ended December 31, 2021:

Recapitalization
Cash- AMCI’s trust and cash (net of redemptions)	$93,310,599
Cash – PIPE plus interest	65,000,118
Less transaction costs and advisory fees paid	(17,188,519)
Less non-cash warrant liability assumed	(33,116,321)
Net Business Combination and PIPE financing	$108,005,877

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Recapitalization
Class A Common A stock of AMCI, outstanding prior to Business Combination	9,061,136
Less Redemption of AMCI shares	(1,606)
Class B Common Stock of AMCI, outstanding prior to Business Combination	5,513,019
Shares issued in PIPE	6,500,000
Business Combination and PIPE financing shares	21,072,549
Legacy Advent Shares	25,033,398
Total shares of Common Stock immediately after Business Combination	46,105,947

(b)	UltraCell, LLC

On February 18, 2021 (the “acquisition date”), pursuant to the terms and conditions of the UltraCell Purchase Agreement, the Company acquired 100% of the issued and outstanding membership units of UltraCell from Bren-Tronics, Inc. The results of UltraCell’s operations have been included in the consolidated financial statements since the acquisition date.

The Company has assessed provisions in ASC 805 and concluded that the UltraCell acquisition should be accounted as an acquisition of a business. The Company evaluated whether substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets and concluded that it is not. Since the “substantially all” threshold is not met, the Company further assessed whether the set acquired includes an input and a substantive process that together significantly contribute to the ability to create outputs. Following its assessment, the Company concluded that the minimum requirements to define UltraCell as a business are met.

UltraCell is an entity specialized in lightweight fuel cells for the portable power market with mature products and cutting-edge technology.

The acquisition consideration transferred totaled $6.0 million, of which $4.0 million was cash and $2 million was the fair value of the contingent consideration. The contingent consideration arrangement required the Company to pay $2 million of additional cash to UltraCell’s former holders of membership interests, if UltraCell entered into certain customer arrangements for sales of products prior to June 30, 2021. On April 16, 2021, Advent paid the additional consideration based on UltraCell achieving completion of the terms of the contingent consideration.

Assets and liabilities at acquisition

The assets acquired and liabilities assumed at the date of acquisition were as follows:

Current assets
Cash and cash equivalents	$77,129
Other current assets	658,332
Total current assets	$735,461
Non-current assets	9,187
Total assets	$744,648

Current liabilities	110,179
Non-current liabilities	-
Total liabilities	$110,179

Net assets acquired	$634,469

Goodwill arising on acquisition

Cost of investment	$6,000,000
Net assets value	634,469
Consideration to be allocated	$5,365,531
Fair value adjustment - New intangibles
Trade name “UltraCell”	405,931
Patented technology	4,328,228
Total intangibles acquired	$4,734,159
Remaining Goodwill	$631,372

The fair value of the assets acquired, and liabilities assumed was based on a Purchase Price Allocation of UltraCell LLC conducted by an independent third party. The intangible assets recognized are the Trade Name “UltraCell” and the Patented Technology. The fair value measurement of the intangible assets has been performed by applying a combination of market, cost and income approach methods. The Trade Name was valued with the Relief-from-royalty method, which combines market & income approaches. The royalty rate used for the valuation of the Trade Name was 1.3%, which was determined from the market using databases from completed transactions at a global level while the discount rate used was 12.6%. The Patented Technology was valued with the multi period excess earnings method, which is an income approach. The discount rate used for the valuation of the Patented Technology was 11.6%. The Trade Name has an indefinite useful life while the Patented Technology has a useful life of 10 years.

Included in goodwill is the value of assembled workforce, which under FASB ASC topic 805, does not meet either the contractual-legal or the separability criterion in order to be separately valued as an intangible asset. As part of the acquisition, the Company acquired fully trained personnel thereby avoiding the expenditure that would have been required to hire and train equivalent personnel. Therefore, the assemblage cost avoided method was considered the most appropriate method for the valuation of the assembled workforce. The assembled workforce was valued at $0.19 million and has been included in goodwill.

Goodwill is not expected to be deductible for tax purposes.

(c)	Acquisition of SerEnergy and FES

Effective on August 31, 2021, pursuant to the previously announced Share Purchase Agreement (the “Purchase Agreement”), dated as of June 25, 2021, by and between Advent Technologies Holdings Inc. (the “Buyer”) and F.E.R. fischer Edelstahlrohre GmbH, a limited liability company incorporated under the Laws of Germany (the “Seller”), the Company acquired (the “Acquisition”) all of the issued and outstanding equity interests in SerEnergy A/S, a Danish stock corporation and a wholly-owned subsidiary of the Seller (“SerEnergy”) and fischer eco solutions GmbH, a German limited liability company and a wholly-owned subsidiary of the Seller (“FES”) together with certain outstanding shareholder loan receivables. The shareholder loans became intercompany at closing and were eliminated in consolidation.

The Company has assessed provisions in ASC 805 and concluded that the SerEnergy and FES acquisition should be accounted as an acquisition of a business. The Company evaluated whether substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets and concluded that it is not. Since the “substantially all” threshold is not met, the Company further assessed whether the set acquired includes an input and a substantive process that together significantly contribute to the ability to create outputs. Following its assessment, the Company concluded that the minimum requirements to define SerEnergy and FES as a business are met.

The results of the SerEnergy’s and FES’s operations have been included in the consolidated financial statements since the acquisition date.

The revenues associated to SerEnergy and FES for the four-month period ended December 31, 2021 (acquisition date to December 31, 2021) were $2,310,796.  The net loss associated to SerEnergy and FES for the four-month period ended December 31, 2021 (acquisition date to December 31, 2021) was $3,612,629.

If the acquisition had been consummated as of January 1, 2020, the Company’s pro-forma revenues and net loss for the years ended December 31, 2021 and 2020 would have been as follows:

	Year Ended December 31,
(Amounts in millions)	2021	2020
Revenue	$16.0	$3.0
Net Loss	(29.3)	(16.2)

The unaudited pro forma results are for comparative purposes only and do not purport to be indicative of the results that would have actually been obtained if the acquisition had occurred at the beginning of the period presented. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations.

Pursuant to the Purchase Agreement, the Company acquired SerEnergy and FES, the fuel cell systems business of fischer Group. SerEnergy is a leading manufacturer of high-temperature polymer electrolyte membrane HT-PEM fuel cells and operates facilities in Aalborg, Denmark and in Manila, Philippines. FES operates in Achern, Germany and provides fuel-cell stack assembly and testing as well as the production of critical fuel cell components, including membrane electrode assemblies, bipolar plates and reformers.

As consideration for the transactions contemplated by the Purchase Agreement, the Company paid to the Seller $17,869,309 (€15,000,000) in cash and on August 31, 2021, the Company issued to the Seller 5,124,846 shares of Common Stock of the Company (the “Share Consideration”). The Share Consideration was capped to shares representing 9.999% of the Company’s Common Stock outstanding as of the completion (taking into account the common stock issued as Share Consideration, the “Cap”). An additional amount of $4,366,802, representing cash on the balance sheet of the acquired businesses at closing, will be paid to F.E.R. fischer Edelstahlrohre GmbH to complete the acquisition of SerEnergy and FES and is included in “Other current liabilities” (Note 12).

Transaction costs amounted to $889,716 and have been expensed in the statement of operations under the caption “Administrative and selling expenses” in the accompanying consolidated statement of operations.

Assets and liabilities at acquisition

The assets acquired and liabilities assumed at the date of acquisition were as follows:

Current assets
Cash and cash equivalents	$4,366,802
Other current assets	10,252,064
Total current assets	$14,618,866
Non-current assets	5,387,674
Total assets	$20,006,540

Current liabilities	5,800,077
Non-current liabilities	1,179,618
Total liabilities	$6,979,695

Net assets acquired	$13,026,845

Goodwill arising on acquisition

Cost of investment
Cash consideration	$22,236,111
Share consideration	37,923,860
Total cost of investment	60,159,971
Less: Net assets value	13,026,845
Original excess purchase price	$47,133,126
Fair value adjustments
Real Property	76,000
New intangibles:
Patents	16,893,000
Process know-how (IPR&D)	2,612,000
Order backlog	266,000
Total intangibles acquired	$19,771,000
Deferred tax liability arising from the recognition of intangibles and real property valuation	(5,452,000)
Deferred tax assets on tax losses carried forward	3,339,000
Remaining Goodwill	$29,399,126

The fair value of the assets acquired, and liabilities assumed was based on a Purchase Price Allocation of SerEnergy and FES conducted by an independent third party.

The acquired businesses specialize in the manufacturing of hydrogen fuel cell systems and align with Advent’s ability to provide clean power in the stationary, remote, portable and off-grid markets under the “Any Fuel. Anywhere.” value proposition. The Company’s ability to deliver hydrogen through liquid fuels allows it to have immediate market opportunity today, without having to wait for the global hydrogen infrastructure to develop. The acquisitions also accelerate the Company’s strategy to cover the full vertical supply chain with its products and puts the Company in a competitive position to deliver reliable, efficient and cost-effective fuel cell systems with a new product portfolio of the latest high temperature-PEM fuel cells covering a range of 25W to 90kW systems. The acquisitions also make Advent a leading manufacturer of high temperature fuel cells across Europe and Asia. Expanding the business in Europe and Asia is a strategic move and allows the Company to have well-placed production capabilities and market penetration.

Included in goodwill is the value of assembled workforce, which under FASB ASC topic 805, does not meet either the contractual-legal or the separability criterion in order to be separately valued as an intangible asset. As part of the acquisition, the Company acquired fully trained personnel thereby avoiding the expenditure that would have been required to hire and train equivalent personnel. The assembled workforce included in goodwill was valued at $2.4 million applying the cost approach.

Goodwill is not expected to be deductible for tax purposes.

Intangible assets
The intangible assets recognized on the acquisition of SerEnergy and FES are as follows:

Patents
Two groups of patents are assumed to be the most significant drivers of future cash flows. The patents relate to improvements in gaskets, bipolar plates and cooling plates for fuel cells. The fair value of patents was determined by applying the multi-period excess earnings method which is an income approach. The discount rate used for the valuation of patents was 7.2%. Patents are amortized over 10 years since management assumes, that these groups of patents will continue to drive cash flows for 10 years, after which new patents will be of more relevance.

Process know-how (IPR&D)
SerEnergy and FES are currently developing cost reduction initiatives (unpatented know-how) related to membrane electrode assembly, bipolar plates, gaskets, burner/reformer and electronics. This IPR&D is evaluated as a significant asset for the business as it will allow significant cost reduction leading to higher profits in the future. These cost reductions are expected to be introduced beginning in 2022. The multi-period excess earnings method was applied to calculate the fair value of this asset. The discount rate used for the valuation of IPR&D was 10.1%. IPR&D is amortized over its useful life of 6 years, being the average timespan of a generation of fuel cell modules.

Order backlogs
Order backlogs recognized are in respect of two main customers of SerEnergy. The assessment of this asset was based on the total amount of order backlog attributable to these customers. The fair value was determined applying the income approach. Resulting cash flows after tax were discounted to present value by a minimal discount rate as the backlog’s timespan is less than a year.